CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Value
Basic Materials - 5.1%
Metal Fabricating - 3.3%
Omega Flex, Inc.	292,470	$ 42,700,620
RBC Bearings, Inc. (a)	465,525	83,347,596
		126,048,216
Specialty Chemicals - 1.8%
Balchem Corporation	591,735	68,179,707

Consumer Discretionary - 9.2%
Auto Parts - 1.4%
Dorman Products, Inc. (a)	614,689	53,367,299

Education Services - 1.4%
Grand Canyon Education, Inc. (a)	584,755	54,446,538

Home Improvement Retailers - 3.1%
SiteOne Landscape Supply, Inc. (a)	736,130	116,772,302

Recreational Products - 3.3%
Fox Factory Holding Corporation (a)	1,210,013	127,910,474

Consumer Staples - 1.1%
Nondurable Household Products - 1.1%
WD-40 Company	163,793	43,516,524

Financials - 0.4%
Financial Data Providers - 0.4%
Computer Services, Inc.	280,145	16,640,613

Health Care - 15.6%
Biotechnology - 1.2%
Ligand Pharmaceuticals, Inc. (a)	455,165	45,266,159

Health Care Management Services - 0.5%
National Research Corporation	471,149	20,141,620

CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Health Care - 15.6% (Continued)
Health Care Services - 3.1%
Omnicell, Inc. (a)	980,080	$ 117,629,202

Medical Equipment - 5.6%
Cantel Medical Corporation	544,065	42,904,966
LeMaitre Vascular, Inc. (b)	1,274,721	51,626,201
Repligen Corporation (a)	623,735	119,526,338
		214,057,505
Medical Supplies - 5.2%
Bio-Techne Corporation	118,895	37,755,107
Merit Medical Systems, Inc. (a)	1,292,045	71,721,418
Neogen Corporation (a)	1,143,311	90,664,562
		200,141,087
Industrials - 30.7%
Building Materials: Other - 4.6%
Simpson Manufacturing Company, Inc.	855,290	79,926,851
Trex Company, Inc. (a)	1,157,560	96,910,923
		176,837,774
Building: Climate Control - 2.1%
AAON, Inc.	1,202,850	80,145,896

Construction - 2.2%
Construction Partners, Inc. - Class A (a)(b)	2,885,801	84,005,667

Defense - 5.0%
Axon Enterprise, Inc. (a)	720,810	88,320,849
Mercury Systems, Inc. (a)	1,180,923	103,992,079
		192,312,928
Diversified Industrials - 1.8%
ESCO Technologies, Inc.	654,655	67,573,489

Electronic Equipment: Control & Filter - 1.3%
Helios Technologies, Inc.	945,932	50,408,716

CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Industrials - 30.7% (Continued)
Electronic Equipment: Gauges & Meters - 2.6%
Mesa Laboratories, Inc. (b)	347,163	$ 99,510,802

Engineering & Contracting Services - 2.8%
Exponent, Inc.	1,181,230	106,346,137

Machinery: Construction & Handling - 1.8%
Douglas Dynamics, Inc. (b)	1,611,725	68,933,478

Machinery: Industrial - 2.0%
EVI Industries, Inc. (a)	511,472	15,303,242
John Bean Technologies Corporation	533,230	60,718,900
		76,022,142
Professional Business Support Services - 2.5%
Paylocity Holding Corporation (a)	473,920	97,584,867

Transaction Processing Services - 2.0%
ACI Worldwide, Inc. (a)	1,960,655	75,347,972

Real Estate - 4.4%
Real Estate Services - 4.4%
FirstService Corporation	738,960	101,060,170
RealPage, Inc. (a)	777,570	67,835,207
		168,895,377
Technology - 25.3%
Electronic Components - 1.2%
Rogers Corporation (a)	292,160	45,369,526

Production Technology Equipment - 2.2%
Novanta, Inc. (a)	721,645	85,312,872

Software - 21.9%
Altair Engineering, Inc. - Class A (a)	1,435,405	83,511,863
BlackLine, Inc. (a)	947,365	126,359,544
Bottomline Technologies (de), Inc. (a)	1,232,175	64,984,910
Descartes Systems Group, Inc. (The) (a)	1,833,796	107,240,390

CONESTOGA SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
Technology - 25.3% (Continued)
Software - 21.9% (Continued)
Five9, Inc. (a)	300,585	$ 52,422,024
Model N, Inc. (a)(b)	2,123,252	75,757,631
PROS Holdings, Inc. (a)	1,621,340	82,315,432
Q2 Holdings, Inc. (a)	422,115	53,410,211
Simulations Plus, Inc.	146,570	10,541,314
SPS Commerce, Inc. (a)	1,111,280	120,673,895
Vertex, Inc. - Class A (a)(b)	1,776,275	61,903,184
		839,120,398
Telecommunications - 2.1%
Telecommunications Equipment - 2.1%
Vocera Communications, Inc. (a)(b)	1,963,254	81,533,939

Utilities - 2.6%
Waste & Disposal Services - 2.6%
Casella Waste Systems, Inc. - Class A (a)	1,619,560	100,331,742

Total Common Stocks (Cost $1,960,038,413)		$ 3,699,710,968

MONEY MARKET FUNDS - 0.6%	Shares	Value
Fidelity Investments Treasury Only Portfolio - Institutional Shares, 0.01% (c) (Cost $20,855,782)	20,855,782	$ 20,855,782

Total Investments at Value - 97.1% (Cost $1,980,894,195)		$ 3,720,566,750

Other Assets in Excess of Liabilities - 2.9%		112,139,548

Net Assets - 100.0%		$ 3,832,706,298

(a)	Non-income producing security.
(b)	The Fund owned 5% or more of the company's outstanding voting shares thereby making the company an affiliate of the Fund as that term is defined in the Investment Company Act of 1940 (Note 5).
(c)	The rate shown is the 7-day effective yield as of December 31, 2020.

Schedule of Investments uses the Russell ICB Industry and Sector classification.
See accompanying notes to Schedules of Investments.

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

COMMON STOCKS - 96.6%	Shares	Value
Basic Materials - 2.9%
Metal Fabricating - 1.9%
RBC Bearings, Inc. (a)	32,041	$ 5,736,621

Specialty Chemicals - 1.0%
Balchem Corporation	28,300	3,260,726

Consumer Discretionary - 20.1%
Consumer Services: Miscellaneous - 6.5%
Copart, Inc. (a)	26,925	3,426,206
IAA, Inc. (a)	106,890	6,945,712
Rollins, Inc.	249,612	9,752,341
		20,124,259
Educational Services - 3.8%
Bright Horizons Family Solutions, Inc. (a)	49,595	8,579,439
Grand Canyon Education, Inc. (a)	34,525	3,214,623
		11,794,062
Home Improvement Retailers - 2.6%
SiteOne Landscape Supply, Inc. (a)	49,670	7,879,152

Hotels & Motels - 2.3%
Vail Resorts, Inc.	24,770	6,909,839

Recreational Products - 3.6%
Pool Corporation	29,495	10,986,887

Recreational Vehicles & Boats - 1.3%
LCI Industries	31,400	4,071,952

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.6% (Continued)	Shares	Value
Health Care - 17.4%
Biotechnology - 0.7%
Ligand Pharmaceuticals, Inc. (a)	21,485	$ 2,136,683

Health Care Services - 3.9%
Health Catalyst, Inc. (a)	87,430	3,805,828
Omnicell, Inc. (a)	69,085	8,291,582
		12,097,410
Medical Equipment - 2.6%
Repligen Corporation (a)	41,305	7,915,277

Medical Supplies - 10.2%
Bio-Techne Corporation	22,195	7,048,022
Merit Medical Systems, Inc. (a)	61,613	3,420,138
Neogen Corporation (a)	69,143	5,483,040
Teleflex, Inc.	15,390	6,334,062
West Pharmaceutical Services, Inc.	32,894	9,319,199
		31,604,461
Industrials - 35.7%
Aerospace - 2.6%
HEICO Corporation - Class A	69,355	8,118,696

Building Materials: Other - 5.2%
Simpson Manufacturing Company, Inc.	39,790	3,718,376
Trex Company, Inc. (a)	83,865	7,021,178
Watsco, Inc.	23,680	5,364,704
		16,104,258
Commercial Support Services - 0.8%
Avalara, Inc. (a)	14,725	2,428,005

Construction - 2.2%
Construction Partners, Inc. - Class A (a)	227,400	6,619,614

Containers & Packaging - 1.8%
AptarGroup, Inc.	40,130	5,493,396

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.6% (Continued)	Shares	Value
Industrials - 35.7% (Continued)
Defense - 4.7%
Axon Enterprise, Inc. (a)	61,475	$ 7,532,532
Mercury Systems, Inc. (a)	79,245	6,978,315
		14,510,847
Electronic Equipment: Gauges & Meters - 2.0%
Cognex Corporation	77,735	6,240,954

Engineering & Contracting Services - 2.7%
Exponent, Inc.	91,830	8,267,455

Machinery: Construction & Handling - 2.0%
Douglas Dynamics, Inc.	145,325	6,215,550

Machinery: Engines - 1.5%
Generac Holdings, Inc. (a)	20,100	4,570,941

Machinery: Industrial - 2.4%
EVI Industries, Inc. (a)	107,230	3,208,322
John Bean Technologies Corporation	36,280	4,131,204
		7,339,526
Machinery: Specialty - 2.2%
Graco, Inc.	94,090	6,807,411

Professional Business Support Services - 2.4%
Fair Isaac Corporation (a)	14,270	7,292,541

Transaction Processing Services - 3.2%
ACI Worldwide, Inc. (a)	64,380	2,474,123
Jack Henry & Associates, Inc.	45,920	7,438,581
		9,912,704
Real Estate - 4.2%
Real Estate Services - 4.2%
FirstService Corporation	52,160	7,133,402
RealPage, Inc. (a)	65,380	5,703,751
		12,837,153

CONESTOGA SMID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.6% (Continued)	Shares	Value
Technology - 13.6%
Computer Services - 3.5%
Gartner, Inc. (a)	21,995	$ 3,523,379
Tyler Technologies, Inc. (a)	16,830	7,346,632
		10,870,011
Software - 10.1%
Altair Engineering, Inc. - Class A (a)	71,695	4,171,215
ANSYS, Inc. (a)	10,200	3,710,760
Bottomline Technologies (de), Inc. (a)	53,100	2,800,494
Descartes Systems Group, Inc. (The) (a)	122,250	7,149,180
Guidewire Software, Inc. (a)	56,220	7,237,201
SPS Commerce, Inc. (a)	56,134	6,095,591
		31,164,441
Utilities - 2.7%
Waste & Disposal Services - 2.7%
Casella Waste Systems, Inc. - Class A (a)	135,170	8,373,781

Total Investments at Value - 96.6% (Cost $189,018,517)		$ 297,684,613

Other Assets in Excess of Liabilities - 3.4%		10,392,911

Net Assets - 100.0%		$ 308,077,524

(a)	Non-income producing security.

Schedule of Investments uses the Russell ICB Industry and Sector classification.
See accompanying notes to Schedules of Investments.

CONESTOGA FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

December 31, 2020 (Unaudited)

1.	Securities Valuation

Conestoga Funds (the “Trust”) consists of two series, Conestoga Small Cap Fund and Conestoga SMid Cap Fund (individually, a “Fund” and collectively, the “Funds”). The Funds value their respective portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value, as determined in good faith by the Trust’s officers, in accordance with procedures established by and under the general supervision of the Board of Trustees of the Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of each Fund’s investments and the inputs used to value the investments as of December 31, 2020:

Conestoga Small Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$ 3,699,710,968	$ -	$ -	$ 3,699,710,968
Money Market Funds	20,855,782	-	-	20,855,782
Total	$ 3,720,566,750	$ -	$ -	$ 3,720,566,750

CONESTOGA FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Conestoga SMid Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$ 297,684,613	$ -	$ -	$ 297,684,613
Total	$ 297,684,613	$ -	$ -	$ 297,684,613

Refer to each Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Funds did not have any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended December 31, 2020.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of December 31, 2020:

	Conestoga Small Cap Fund	Conestoga SMid Cap Fund
Tax cost of portfolio investments	$ 1,985,953,347	$ 189,864,817
Gross unrealized appreciation	$ 1,751,560,432	$ 109,203,049
Gross unrealized depreciation	(16,947,029)	(1,383,253)
Net unrealized appreciation	$ 1,734,613,403	$ 107,819,796

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for each Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Industry Risk

If a Fund has significant investments in the securities of issuers within a particular industry, any development affecting that industry will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that industry. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact a particular industry. Under the Russell ICB Industry and Sector classification, equity companies are categorized within 11 industries and 45 sectors and 171 subsectors. As of December 31, 2020, Conestoga Small Cap Fund had 30.7% and 25.3% of the value of its net assets invested in stocks within the Industrials and Technology industries, respectively, and Conestoga SMid Cap Fund had 20.1% and 35.7% of the value of its net assets invested in stocks within the Consumer Discretionary and Industrials industries, respectively. As of December 31, 2020, neither Fund had 25% or more of its net assets invested in stocks within any one sector or subsector under the Russell ICB Industry and Sector classification.

CONESTOGA FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

5.	Affiliated Issuers

A company is considered an affiliate of a Fund under the Investment Company Act of 1940 if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The industry and percentage of net assets for these holdings can be found on Conestoga Small Cap Fund’s Schedule of Investments. Further information on these holdings for the period ended December 31, 2020 appears below:

	Construction Partners, Inc. - Class A	Douglas Dynamics, Inc.	LeMaitre Vascular, Inc.

Percentage of Outstanding Voting Shares Owned	8.52%	7.05%	6.27%
Shares at Beginning of Period	2,895,801	1,588,825	1,274,721
Shares Purchased During the Period	—	22,900	—
Shares Sold During the Period	(10,000)	—	—
Shares at End of Period	2,885,801	1,611,725	1,274,721
Market Value at Beginning of Period	$ 52,703,578	$ 54,337,815	$ 41,466,674
Cost of Purchases During the Period	—	982,286	—
Cost of Sales During the Period	(206,117)	—	—
Change in Unrealized Appreciation (Depreciation)	31,508,206	13,613,377	10,159,527
Market Value at End of Period	$ 84,005,667	$ 68,933,478	$ 51,626,201
Net Realized Losses During the Period	$ (8,709)	$ —	$ —
Dividend Income Earned During the Period	$ —	$ 444,871	$ 121,099

	Mesa	Model N,	Vertex, Inc. -
	Laboratories, Inc.	Inc.	Class A
Percentage of Outstanding Voting Shares Owned	6.78%	6.06%	6.91%
Shares at Beginning of Period	341,731	1,230,915	—
Shares Purchased During the Period	5,432	892,337	1,776,275
Shares at End of Period	347,163	2,123,252	1,776,275
Market Value at Beginning of Period	$ 87,059,390	$ 43,426,681	$ —
Cost of Purchases During the Period	1,557,550	30,195,811	45,969,714
Change in Unrealized Appreciation (Depreciation)	10,893,862	2,135,139	15,933,470
Market Value at End of Period	$ 99,510,802	$ 75,757,631	$ 61,903,184
Dividend Income Earned During the Period	$ 54,677	$ —	$ —

	Vocera
	Communications, Inc.
Percentage of Outstanding Voting Shares Owned	6.04%
Shares at Beginning of Period	1,917,704
Shares Purchased During the Period	45,550
Shares at End of Period	1,963,254
Market Value at Beginning of Period	$ 55,766,832
Cost of Purchases During the Period	1,907,456
Change in Unrealized Appreciation (Depreciation)	23,859,651
Market Value at End of Period	$ 81,533,939
Dividend Income Earned During the Period	$ —